Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Research and development expenses payable	$ 554,791	$ 398,899
Cost of healthcare services payable	45,234	40,139
Professional fees payable	171,037	178,117
Insurance expense payable	70,811
Interest payable	8,802	223,802
Payables for leasehold improvement and equipment	26,779	73,864
Deferred bonus and salaries payable	1,570,324	183,065
Deferred rent	55,484	58,810
Others	83,265	90,451
Accounts payable and accrued expenses	$ 2,586,527	$ 1,247,147